Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 11,023	¥ (11,292)
Less: reclassification adjustments	(9,192)	(383)
Total	1,831	(11,675)
Pension liability adjustments:
Unrealized gains (losses)	(643)	(97)
Less: reclassification adjustments	(937)	(1,184)
Total	(1,580)	(1,281)
Own credit risk adjustments:
Unrealized gains (losses)	(43)	967
Less: reclassification adjustments	(588)	(9)
Total	(631)	958
Total tax effect before allocation to noncontrolling interests	¥ (380)	¥ (11,998)